Investment Risks	Apr. 30, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek both growth of capital and some income

●	you believe that the market will favor growth over value stocks over the long term

●	you wish to include a growth strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Growth Innovators ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Growth Innovators ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Growth Innovators ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Growth Innovators ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Growth Innovators ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Growth Innovators ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Gabelli Growth Innovators ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Growth Innovators ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Growth Innovators ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

Gabelli Growth Innovators ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Growth Innovators ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Growth Innovators ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Growth Innovators ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Growth Innovators ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Gabelli Growth Innovators ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Growth Innovators ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Growth Innovators ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Growth Innovators ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Growth Innovators ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Growth Innovators ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Equity Income ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the ETF involves the following risks:

Gabelli Equity Income ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Equity Income ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Equity Income ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions.

To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Equity Income ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Equity Income ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Equity Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the fee waiver in place limits this risk for the periods that such fee waiver is effective.

Gabelli Equity Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Equity Income ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Equity Income ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Equity Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Equity Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the ETF holds, then the value of the Fund’s shares may decline.

Gabelli Equity Income ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Equity Income ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Equity Income ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Equity Income ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Equity Income ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Equity Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Equity Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Gabelli Equity Income ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Gabelli Equity Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Equity Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Equity Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek long term growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Small & Mid Cap ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Small & Mid Cap ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Small & Mid Cap ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Small & Mid Cap ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Small & Mid Cap ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Small & Mid Cap ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Gabelli Small & Mid Cap ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Small & Mid Cap ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Small & Mid Cap ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Small & Mid Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Small & Mid Cap ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Small & Mid Cap ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Gabelli Small & Mid Cap ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Small & Mid Cap ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Small & Mid Cap ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Small & Mid Cap ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Small & Mid Cap ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Small & Mid Cap ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Gabelli Small & Mid Cap ETF | Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Company Risk. Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Gabelli Small & Mid Cap ETF | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Company Risk. Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

Gabelli Small & Mid Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Small & Mid Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Micro Cap ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you seek exposure to the micro-capitalization market segment despite the potential vitality of micro-capitalization stocks

●	you are a long term investor

●	you seek long term growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Micro Cap ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade.

Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Micro Cap ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Micro Cap ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Micro Cap ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Micro Cap ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Micro Cap ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Gabelli Micro Cap ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Micro Cap ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Micro Cap ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

Gabelli Micro Cap ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Micro Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Micro Cap ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Micro Cap ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Micro Cap ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Micro Cap ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Micro Cap ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Micro Cap ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Micro Cap ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Micro Cap ETF | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

Gabelli Micro Cap ETF | Micro Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro Cap Company Risk. Although micro cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of micro cap companies may involve greater risks than investing in larger, more established issuers. Micro cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. The securities of micro cap companies tend to be more volatile and less liquid than securities of larger companies. Also, micro cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, micro cap company stock prices tend to rise and fall in value more than other stocks.

Gabelli Micro Cap ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.
Gabelli Micro Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Micro Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek capital appreciation

●	you want exposure to equity investments in companies that meet the Fund’s socially responsible guidelines

●	you seek long term growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Love Our Planet & People ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Love Our Planet & People ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Love Our Planet & People ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Love Our Planet & People ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Love Our Planet & People ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Love Our Planet & People ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the fee waiver in place limits this risk for the periods that such fee waiver is effective.

Gabelli Love Our Planet & People ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Love Our Planet & People ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Love Our Planet & People ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Love Our Planet & People ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Love Our Planet & People ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Love Our Planet & People ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Love Our Planet & People ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Love Our Planet & People ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Love Our Planet & People ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Love Our Planet & People ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Love Our Planet & People ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Love Our Planet & People ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

Gabelli Love Our Planet & People ETF | Socially Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Socially Responsible Investment Risk. The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund—positively or negatively—depending on whether such investments are in or out of favor.

Gabelli Love Our Planet & People ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Love Our Planet & People ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Automation ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you believe that the market will favor value over growth stocks over the long term

●	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the ETF involves the following risks:

Gabelli Automation ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Automation ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Automation ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Automation ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Automation ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Automation ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the fee waiver in place limits this risk for the periods that such fee waiver is effective.

Gabelli Automation ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Automation ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Automation ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Automation ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Automation ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the ETF holds, then the value of the Fund’s shares may decline.

Gabelli Automation ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Automation ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Gabelli Automation ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Automation ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Automation ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S.

government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Automation ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Automation ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Automation ETF | Automation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Automation Risk. The Fund invests primarily in the equity securities of automation companies and, as such, is particularly vulnerable to risks inherent to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence and government regulation.

Gabelli Automation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Automation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Commercial Aerospace and Defense ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Commercial Aerospace and Defense ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Commercial Aerospace and Defense ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Commercial Aerospace and Defense ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Commercial Aerospace and Defense ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Commercial Aerospace and Defense ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the fee waiver in place limits this risk for the periods that such fee waiver is effective.

Gabelli Commercial Aerospace and Defense ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Commercial Aerospace and Defense ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Commercial Aerospace and Defense ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Commercial Aerospace and Defense ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Commercial Aerospace and Defense ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Commercial Aerospace and Defense ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Commercial Aerospace and Defense ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Commercial Aerospace and Defense ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Commercial Aerospace and Defense ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Commercial Aerospace and Defense ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Commercial Aerospace and Defense ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Commercial Aerospace and Defense ETF | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Gabelli Commercial Aerospace and Defense ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Gabelli Commercial Aerospace and Defense ETF | Aerospace Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Aerospace Industry Risk. Government aerospace regulation and spending policies can significantly affect the aerospace industry because many companies involved in the aerospace industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in government contracting, which could have a material adverse effect on the business, financial condition and results of operations of industry participants. Government spending in aerospace generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future. In addition, the aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry. Furthermore, competition in the airline industry continues to increase as a result of airline deregulation.

Gabelli Commercial Aerospace and Defense ETF | Defense Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Defense Industry Risk. Companies in the defense industry are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments (both in the U.S. and abroad), compliance with varying regulation across international markets, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. Since defense companies derive significant revenue from government contracts, they face a number of specific risks that may adversely affect a company’s financial condition and outlook. The government may terminate a contract with an issuer as a result of an issuer’s default, resulting in possible issuer liability to the government. The government may also terminate a contract for its own convenience, which may lead to difficulty for the issuer in recovering costs incurred prior to termination. Such contracts may also be modified or terminated due to changes in congressional funding levels. Government contractors are also subject to stringent routine audits and reviews, which may lead to significant price adjustments for products and services. The highly competitive bidding environment in which government contractors operate may also reduce the profitability of certain government contracts. Companies involved in the commercial aerospace industry are subject to risks including aircraft order cancellations, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns.

Gabelli Commercial Aerospace and Defense ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Gabelli Commercial Aerospace and Defense ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Gabelli Commercial Aerospace and Defense ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Commercial Aerospace and Defense ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Commercial Aerospace and Defense ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Gabelli Green Energy ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek current income and capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Green Energy ETF | Non Transparent Exchange Traded Fund E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk. Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to net asset value (“NAV”) and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units (as defined below), changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

Gabelli Green Energy ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Green Energy ETF | Authorized Participant And A P Representative Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant and AP Representative Concentration Risk. The creation and redemption process for the Fund occurs through a confidential brokerage account with an agent, called an “AP Representative,” on behalf of an authorized participant permitted to engage in creation or redemption transactions (each, an “Authorized Participant”). Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP

Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

Gabelli Green Energy ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Green Energy ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Green Energy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Gabelli Green Energy ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Green Energy ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Green Energy ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Green Energy ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Green Energy ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Green Energy ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Green Energy ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Green Energy ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Green Energy ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Gabelli Green Energy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Green Energy ETF | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

Gabelli Green Energy ETF | Clean Energy Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Clean Energy Company Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Gabelli Green Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Green Energy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Green Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.
Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek capital appreciation

●	you believe that the market will favor financial services companies over the long term

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Financial Services Opportunities ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Financial Services Opportunities ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Financial Services Opportunities ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Financial Services Opportunities ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund has a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the fee waiver in place limits this risk for the periods that such fee waiver is effective.

Gabelli Financial Services Opportunities ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The Fund will invest in equity securities of companies principally engaged in the group of industries comprising the financial services sector, and is thus exposed to equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause an equity security to be worth less than it was worth when it was purchased by the Fund. Because the value of equity securities, and thus shares of the Fund, could decline, you could lose money. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The value of equity securities of companies in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation; (ii) fluctuations in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers; (v) financial losses associated with investment activities; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and

(viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially or adversely affect a number of other financial services companies.

Gabelli Financial Services Opportunities ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Financial Services Opportunities ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of “growth companies” (i.e., companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation) may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks (i.e., stocks that are trading at a price lower relative to their fundamentals, such as dividends, earnings, or sales) that can cushion stock prices in a falling market.

Gabelli Financial Services Opportunities ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Financial Services Opportunities ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Financial Services Opportunities ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Financial Services Opportunities ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Financial Services Opportunities ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Financial Services Opportunities ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Financial Services Opportunities ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Financial Services Opportunities ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of health care services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs,ratings downgrades, defaults and

Gabelli Financial Services Opportunities ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Gabelli Financial Services Opportunities ETF | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

Gabelli Financial Services Opportunities ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Gabelli Financial Services Opportunities ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the financial services sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Gabelli Financial Services Opportunities ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Gabelli Financial Services Opportunities ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Financial Services Opportunities ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Gabelli Financial Services Opportunities ETF | Risk Of Investing In Europe [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the Euro and may continue to significantly affect other European countries.

Gabelli Financial Services Opportunities ETF | Risk Of Investing In Japan [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on the companies in which the Fund invests. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund and its investments. Japan’s relations with its bordering countries have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Gabelli Financial Services Opportunities ETF | Risk Of Investing In The United Kingdom [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in the United Kingdom. Investments in United Kingdom (“U.K.”) companies may subject the Fund and its shareholders to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the U.K. economy. In a referendum held on June 23, 2016, the U.K. resolved to leave the EU. On January 31, 2020, the U.K. officially withdrew from the EU and entered into a transition period until December 31, 2020. The transition period concluded on December 31, 2020, and the U.K. left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement.

Gabelli Financial Services Opportunities ETF | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Services Risk. The Fund will concentrate its investments in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change; unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the past, financial services companies in general experienced considerable financial distress, which led to the implementation of government programs designed to ease that distress.

Gabelli Financial Services Opportunities ETF | Small And Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid- capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Gabelli Financial Services Opportunities ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Gabelli Financial Services Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Financial Services Opportunities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Financial Services Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.